Commitments And Contingencies And Other Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies And Other Related Party Transactions [Abstract]
Schedule Of Future Minimum Lease Payments

Lease rents
2013	191
2014	191
2015	191
2016	179
2017	24
Thereafter	1,774

$2,550

Schedule Of Future Minimum Lease Receipts

Lease receipts
2013	122
2014	122
2015	122
2016	118
2017	108
Thereafter	325

$917